UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 9, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total: $120,561

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	820	15369	SH		SOLE			15369
Accenture Ltd		CL A		G1150G111	965	29438	SH		SOLE			29438
Accuray Inc.		COM		004397105	722	139844	SH		SOLE			139844
Adobe Sys Inc.		COM		00724F101	2533	118983	SH		SOLE			118983
Aflac Inc.		COM		001055102	1272	27741	SH		SOLE			27741
Amer Intl Group Inc	COM		026874107	24	15208	SH		SOLE			15208
Axa SA Each Repstg	ADR		054536107	1979	88068	SH		SOLE			88068
Banco Bradesco		ADR		059460303	1727	175023	SH		SOLE			175023
Berkley W R Corp	COM		084423102	1267	40876	SH		SOLE			40876
Blue Phoenix Solutions	SHS		M20157109	21	11650	SH		SOLE			11650
Capitalsource Inc.	COM		14055X102	1374	297505	SH		SOLE			297505
Caterpillar		COM		149123101	2206	49394	SH		SOLE			49394
Chesapeake Energy 	COM		165167107	2022	125020	SH		SOLE			125020
China Mobile Hong K	ADR		16941M109	2827	55587	SH		SOLE			55587
Cisco Sys Inc		COM		17275R102	2740	168071	SH		SOLE			168071
Ctrip.Com Intl Ltd	ADR		22943F100	2672	112253	SH		SOLE			112253
Emerson Electric Co	COM		291011104	1300	35522	SH		SOLE			35522
Encana Corp		COM		292505104	2801	60257	SH		SOLE			60257
First Solar Inc.	COM		336433107	5856	42447	SH		SOLE			42447
Focus Media Holding	ADR		34415V109	2090	229948	SH		SOLE			229948
General Dynamics	COM		369550108	1344	23339	SH		SOLE			23339
Gilead Sciences Inc	COM		375558103	3716	72663	SH		SOLE			72663
Goldcorp Inc New	COM		380956409	7625	241842	SH		SOLE			241842
Goldman Sachs Group	COM		38141G104	3382	40080	SH		SOLE			40080
Health Grades, Inc.	COM		42218Q102	28	13690	SH		SOLE			13690
Himax Technologies	ADR		43289P106	21	13267	SH		SOLE			13267
ICICI BK LTD 		ADR		45104G104	351	18239	SH		SOLE			18239
Icon Pub LTD Co		ADR		45103T107	1557	79052	SH		SOLE			79052
Illinois Tool Wks Inc	COM		452308109	816	23286	SH		SOLE			23286
Infosys Technologie	ADR		456788108	1688	68696	SH		SOLE			68696
Intuitive Surgical   	COM		46120E602	3991	31431	SH		SOLE			31431
Investment Technology	COM		46145F105	857	37736	SH		SOLE			37736
JA Solar Holdings	ADR		466090107	2769	633660	SH		SOLE			633660
KB Financial Group	ADR		48241A105	2720	103810	SH		SOLE			103810
Logitech Intl		SHS		H50430232	1504	96509	SH		SOLE			96509
MEMC Electr Matls	COM		552715104	2525	176796	SH		SOLE			176796
NII Holdings Inc	CL B		62913F201	3912	215154	SH		SOLE			215154
Noble Corporation	SHS		G65422100	2429	109959	SH		SOLE			109959
Nokia Corp ADR		ADR		654902204	796	51049	SH		SOLE			51049
Oil Sts Intl Inc        COM		678026105	2393	128025	SH		SOLE			128025
Petroleo Brasilerio	ADR		71654V408	1878	76682	SH		SOLE			76682
Potash Corp		COM		73755L107	5075	69312	SH		SOLE			69312
Qualcomm Inc		COM		747525103	3039	84806	SH		SOLE			84806
Quality Sys Inc		COM		747582104	3965	90892	SH		SOLE			90892
Research in Motion	COM		760975102	4194	103363	SH		SOLE			103363
RF Microdevices Inc	COM		749941100	23	29002	SH		SOLE			29002
Rio Tinto Plc		ADR		767204100	1644	18487	SH		SOLE			18487
SK Telcom Co LTD AD	COM		78440P108	2344	128952	SH		SOLE			128952
SPDR TR UNIT 		UNIT		78462F103	1549	17161	SH		SOLE			17161
Stryker Corp		COM		863667101	576	14428	SH		SOLE			14428
Theratechnologies	COM		88338H100	8395	5109222	SH		SOLE			5109222
Unibanco Uniao		GDR		90458E107	4108	63578	SH		SOLE			63578
Waters Corp		COM		941848103	2129	58100	SH		SOLE			58100

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